Consolidated Statements of Changes in Stockholders' Equity (Deficit) (Annual) - USD ($)	Preferred Stock [Member] Series A Preferred Stock [Member]	Preferred Stock [Member] Series B Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Comprehensive Income [Member]	Treasury Stock [Member]	Total
Balance -March 31, 2022 at Dec. 31, 2019			$ 1,269,027	$ 3,096,579	$ (3,560,200)	$ 385,147	$ (60,000)	$ 1,130,553
Shares, Issued at Dec. 31, 2019			126,902,749
Common shares issued for debt conversion			$ 4,400	399,480				403,880
[custom:CommonStockIssuedForSettlementOfDebtShares]			439,998
Common shares issued for cash			$ 4,686	234,949				239,635
Stock Issued During Period, Shares, New Issues			468,582
Reverse acquisition recapitalization			$ 47,539	(26,963)				20,576
Stock Issued During Period, Shares, Acquisitions		2	4,753,897
Net loss					(1,131,809)			(1,131,809)
Other comprehensive income						(31,054)		(31,054)
[custom:ComprehensiveIncomeNetOfTaxIncludingPortionAttributableToNoncontrollingInterestShares]
Preferred B shares conversion to common stock
Issuance of Special 2019 Series A Preferred Stock to related party in satisfaction of debt
Balance -June 30, 2022 at Dec. 31, 2020			$ 1,325,652	3,704,045	(4,692,009)	354,093	(60,000)	631,781
Shares, Issued at Dec. 31, 2020		2	132,565,226
Net loss					(1,284,275)			(1,284,275)
Other comprehensive income						20,959		20,959
[custom:ComprehensiveIncomeNetOfTaxIncludingPortionAttributableToNoncontrollingInterestShares]
Preferred B shares conversion to common stock		$ 0	$ 27	5,973				6,000
[custom:PreferredBSharesConvertedToCommonSharesShares]		(2)	2,650
Common shares issued for Services - Advisory Board			$ 3,061	701,015				704,076
Common shares issued for Services – Consulting			$ 240	59,760				60,000
Stock Issued During Period, Shares, Issued for Services			24,000
Balance -June 30, 2022 at Mar. 31, 2021			$ 1,328,980	4,470,793	(5,976,284)	375,052		198,541
Shares, Issued at Mar. 31, 2021	1		132,897,995
Balance -March 31, 2022 at Dec. 31, 2020			$ 1,325,652	3,704,045	(4,692,009)	354,093	(60,000)	631,781
Shares, Issued at Dec. 31, 2020		2	132,565,226
Net loss								(2,611,397)
Other comprehensive income								27,353
Preferred B shares conversion to common stock								6,000
[custom:PreferredBSharesConvertedToCommonSharesShares]			2,650
Issuance of Special 2019 Series A Preferred Stock to related party in satisfaction of debt								60,000
Balance -June 30, 2022 at Jun. 30, 2021			$ 1,401,021	5,297,317	(7,303,406)	381,446		(223,622)
Shares, Issued at Jun. 30, 2021	1		140,102,075
Balance -March 31, 2022 at Dec. 31, 2020			$ 1,325,652	3,704,045	(4,692,009)	354,093	(60,000)	631,781
Shares, Issued at Dec. 31, 2020		2	132,565,226
Common shares issued for debt conversion			$ 45,000					45,000
[custom:CommonStockIssuedForSettlementOfDebtShares]			4,500,000
Net loss					(3,693,487)			(3,693,487)
Other comprehensive income						23,151		23,151
[custom:ComprehensiveIncomeNetOfTaxIncludingPortionAttributableToNoncontrollingInterestShares]
Preferred B shares conversion to common stock			$ 27	5,973				6,000
[custom:PreferredBSharesConvertedToCommonSharesShares]		(2)	2,650
Common shares issued for Services - Advisory Board			$ 5,612	1,637,743				1,643,355
Common shares issued for Services – Consulting			$ 570	131,040				131,610
Stock Issued During Period, Shares, Issued for Services			57,000
Issuance of Special 2019 Series A Preferred Stock to related party in satisfaction of debt							60,000	60,000
Stock Issued During Period, Shares, Other	1
Common shares issued for note conversion			$ 25,000					25,000
Stock Issued During Period, Shares, Conversion of Convertible Securities			2,500,000
Balance -June 30, 2022 at Dec. 31, 2021			$ 1,401,861	5,478,801	(8,385,496)	377,244		(1,127,590)
Shares, Issued at Dec. 31, 2021	1		140,186,096
Balance -March 31, 2022 at Mar. 31, 2021			$ 1,328,980	4,470,793	(5,976,284)	375,052		198,541
Shares, Issued at Mar. 31, 2021	1		132,897,995
Common shares issued for debt conversion			$ 70,000					70,000
[custom:CommonStockIssuedForSettlementOfDebtShares]			7,000,000
Net loss					(1,327,122)			(1,327,122)
Other comprehensive income						6,394		6,394
[custom:ComprehensiveIncomeNetOfTaxIncludingPortionAttributableToNoncontrollingInterestShares]
Balance -June 30, 2022 at Jun. 30, 2021			$ 1,401,021	5,297,317	(7,303,406)	381,446		(223,622)
Shares, Issued at Jun. 30, 2021	1		140,102,075
Balance -March 31, 2022 at Dec. 31, 2021			$ 1,401,861	5,478,801	(8,385,496)	377,244		(1,127,590)
Shares, Issued at Dec. 31, 2021	1		140,186,096
Common shares issued for cash				(1)
Stock Issued During Period, Shares, New Issues
Net loss					(1,030,331)			(1,030,331)
Other comprehensive income						13,373		13,373
[custom:ComprehensiveIncomeNetOfTaxIncludingPortionAttributableToNoncontrollingInterestShares]
Common shares issued for Services - Advisory Board			$ 1,480	73,980				75,460
Common shares issued for Services – Consulting			$ 193	8,787				8,980
Stock Issued During Period, Shares, Issued for Services			19,250
Balance -June 30, 2022 at Mar. 31, 2022			$ 1,411,464	5,933,451	(9,419,099)	390,617		(1,683,566)
Shares, Issued at Mar. 31, 2022	1		141,146,345
Balance -March 31, 2022 at Dec. 31, 2021			$ 1,401,861	5,478,801	(8,385,496)	377,244		(1,127,590)
Shares, Issued at Dec. 31, 2021	1		140,186,096
Net loss								(3,389,209)
Other comprehensive income								60,679
Preferred B shares conversion to common stock
Issuance of Special 2019 Series A Preferred Stock to related party in satisfaction of debt
Balance -June 30, 2022 at Jun. 30, 2022			$ 1,571,915	10,121,449	(11,794,731)	437,923		(1,828,893)
Shares, Issued at Jun. 30, 2022	1		157,191,418
Balance -March 31, 2022 at Mar. 31, 2022			$ 1,411,464	5,933,451	(9,419,099)	390,617		(1,683,566)
Shares, Issued at Mar. 31, 2022	1		141,146,345
Common shares issued for cash				95,768				95,768
Stock Issued During Period, Shares, New Issues
Net loss					(2,358,878)			(2,358,878)
Other comprehensive income						47,306		47,306
[custom:ComprehensiveIncomeNetOfTaxIncludingPortionAttributableToNoncontrollingInterestShares]
Common shares issued for Services – Consulting			$ 76,451	1,916,630				1,993,081
Stock Issued During Period, Shares, Issued for Services			7,645,073
Balance -June 30, 2022 at Jun. 30, 2022			$ 1,571,915	$ 10,121,449	$ (11,794,731)	$ 437,923		$ (1,828,893)
Shares, Issued at Jun. 30, 2022	1		157,191,418